Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at December 31, 2020, using the initial charter rates for index-linked time charters (these amounts do not include any assumed off-hire):

Twelve month periods ending December 31,	Amount
2021	55,481
2022	32,117
2023	5,703
Total	93,301

Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2020:

Twelve month periods ending December 31,	Amount
2021	147
2022	147
2023	147
2024	147
Thereafter	479
Total	1,067
Less: imputed interest	(222)
Present value of lease liabilities	845

Lease liabilities, current	140
Lease liabilities, non-current	705
Present value of lease liabilities	845